UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23511

Name of Fund: BlackRock ETF Trust II

BlackRock AAA CLO ETF

BlackRock Flexible Income ETF

BlackRock Floating Rate Loan ETF

BlackRock High Yield Muni Income Bond ETF

BlackRock Intermediate Muni Income Bond ETF

BlackRock Short-Term California Muni Bond ETF

iShares Large Cap Deep Buffer ETF

iShares Large Cap Moderate Buffer ETF

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2022 – 06/30/2023

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2023 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23511
Reporting Period: 07/01/2022 - 06/30/2023
BlackRock ETF Trust II

============================ BlackRock AAA CLO ETF =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BlackRock Flexible Income ETF =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= BlackRock Floating Rate Loan ETF =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock High Yield Muni Income Bond ETF ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= BlackRock Intermediate Muni Income Bond ETF ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ BlackRock Short-Term California Muni Bond ETF =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== iShares Large Cap Deep Buffer ETF =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== iShares Large Cap Moderate Buffer ETF =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock ETF Trust II

Date:	August 25, 2023